Note 11 - Taxes Recoverable and Payable - Schedule of Taxes Recoverable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Taxes recoverable	$ 12	$ 12	$ 347
Less: Taxes payable		0	(14)
Total	$ 12	$ 12	$ 333